Deferred Tax Assets - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Deferred Tax Assets - Schedule of Deferred Tax Assets [Line Items]
Balance	$ 428	$ 569
Credit (charge) for the year	(241)	(141)
Exchange realignment	1
Balance	188	428
Credit loss in relation to accounts receivables [Member]
Deferred Tax Assets - Schedule of Deferred Tax Assets [Line Items]
Balance	36	88
Credit (charge) for the year	2	(52)
Exchange realignment
Balance	38	36
Deferred taxable income [Member]
Deferred Tax Assets - Schedule of Deferred Tax Assets [Line Items]
Balance	392	481
Credit (charge) for the year	(391)	(89)
Exchange realignment	(1)
Balance		392
Unused tax loss [Member]
Deferred Tax Assets - Schedule of Deferred Tax Assets [Line Items]
Balance
Credit (charge) for the year	148
Exchange realignment	2
Balance	$ 150